united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 50.5%
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
$ 4,000,000	General Electric Capital Corp.	2.1500	1/9/2015	$ 4,000,656

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.5%
3,500,000	Federal Home Loan Banks	0.0600	3/30/2015	3,498,992
3,750,000	Federal Home Loan Banks	0.1200	4/17/2015	3,749,351
11,000,000	Federal Home Loan Banks	0.1250	5/27/2015	10,998,141
1,000,000	Federal Home Loan Mortgage Corporation	0.5000	4/17/2015	1,000,950
3,750,000	Federal National Mortgage Association	0.5000	5/27/2015	3,754,196
2,000,000	Federal National Mortgage Association	5.0000	4/15/2015	2,027,710
				25,029,340

	TOTAL BONDS & NOTES (Cost - $29,038,099)			29,029,996

	SHORT-TERM INVESTMENTS - 59.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.1% *
12,111,000	U.S. Treasury Bill, due 4/30/15			12,110,918
7,500,000	U.S. Treasury Bill, due 5/14/15			7,499,248
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $19,610,166)			19,610,166

Shares	MONEY MARKET FUND - 25.0%
14,390,031	Invesco STIT Treasury Portfolio, to yield 0.02% ** (Cost - $14,390,031)			14,390,031

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,000,197)			34,000,197

	TOTAL INVESTMENTS - 109.6% (Cost - $63,038,296) (a)			$ 63,030,193
	OTHER ASSETS LESS LIABILITIES - NET - (9.6) %			(5,544,964)
	NET ASSETS - 100.0%			$ 57,485,229

*	Securtity is held on margin for swaps and is restricted to maintain 20% of notional balance.
**	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2014. A portion represents positions held in GPMFS Fund Limited.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,038,296 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ -
		Unrealized depreciation:		(8,103)
		Net unrealized depreciation:		$ (8,103)

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2014
Unrealized
	LONG SWAP (1)	Gain / (Loss)
	Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of commodity trading advisor (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a 0.50% per annum notional fee to Deutsche Bank. (Notional Value $65,400,000)	$ 6,542,343
	Total Net Unrealized Appreciation on Swap Contract	$ 6,542,343

(1)	This investment is a holding of GPMFS Fund Limited.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares				Value
	EXCHANGE TRADED FUNDS - 29.5%
	EQUITY FUNDS - 29.5%
6,079	iShares Core S&P 500 ETF			$ 1,257,745
20,983	iShares MSCI ACWI ETF			1,227,505
27,966	iShares MSCI ACWI ex US ETF			1,203,097
19,815	iShares MSCI EAFE ETF			1,205,544
26,477	iShares MSCI EAFE Small-Cap ETF			1,236,741
30,554	iShares MSCI Emerging Markets ETF			1,200,467
10,974	iShares Russell 1000 ETF			1,257,950
10,866	iShares Russell 2000 ETF			1,300,334
7,569	iShares Russell Mid-Cap ETF			1,264,326
16,463	iShares US Real Estate ETF			1,265,017
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,381,422)			12,418,726

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 48.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.3%
$ 3,600,000	Federal Home Loan Banks	0.1250	6/4/2015	3,598,571
1,500,000	Federal Home Loan Banks	0.1400	2/18/2015	1,499,962
3,000,000	Federal Home Loan Banks	0.2000	8/18/2015	3,000,924
7,000,000	Federal Home Loan Banks	0.2000	9/18/2015	6,995,695
1,500,000	Federal Home Loan Banks	2.7500	3/13/2015	1,507,580
1,435,000	Federal Home Loan Banks	2.8750	6/12/2015	1,451,752
2,265,000	Federal Home Loan Mortgage Corp.	4.3750	7/17/2015	2,315,618
	TOTAL BONDS & NOTES (Cost - $20,377,350)			20,370,102

Shares	SHORT-TERM INVESTMENTS - 16.2%
	MONEY MARKET FUND - 16.2%
6,850,129	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, to yield 0.01% * (Cost - $6,850,129)			6,850,129

	TOTAL INVESTMENTS - 94.0% (Cost - $39,608,901) (a)			$ 39,638,957
	OTHER ASSETS LESS LIABILITIES - NET - 6.0%			2,511,493
	NET ASSETS - 100.0%			$ 42,150,450

*	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2014. A portion represents positions held in GPMAS Fund Limited.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,608,901 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 365,089
	Unrealized depreciation:	(335,033)
	Net unrealized appreciation:	$ 30,056

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2014

LONG FUTURES CONTRACTS
Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
157	10 YR Mini JBG Future Mar 2015	$ 79,536	$ 79,536
319	3 Mo EuroSwiss Franc Dec 2015	83,057	83,057
371	3 Mo EuroYen TFX Sep 2015	845	(845)
239	3 Mo Sterling (Short Sterling) Mar 2016	49,722	49,722
187	3 YR AUD Gov Bond Mar 2015	58,597	58,597
447	3-Month Euro (Euribor) Mar 2016	49,990	49,990
50	90 Day Euro $ Future Sep 2016	23,763	(23,763)
51	Dollar Index Future Mar 2015 +	4,570,835	52,162
8	Euro-Bund Future Mar 2015 +	1,496,190	17,708
8	FTSE 100 Index Mar 2015	8,459	8,459
2	Hang Seng Index Future Jan 2015	4,914	4,914
41	Long Gilt Future Mar 2015 +	7,629,947	163,150
60	Mini Gold Future Feb 2015 +	2,385,543	(25,968)
9	Nasdaq 100 E-Mini Mar 2015	980	(980)
13	Nikkei 225 (SGX) Mar 2015	11,241	(11,241)
9	S&P 500 Emini Future Mar 2015	1,005	1,005
27	Soybean Meal Mar 2015 +	958,878	(20,370)
4	SPI 200 Mar 2015	3,439	3,439
11	US 10 Yr Future Mar 2015 +	1,390,187	4,578
6	US 5Yr Note (CBT) Mar 2015 +	716,813	(3,234)
42	US Long Bond Future Mar 2015 +	5,968,375	103,250
13	Wheat Future Mar 2015 +	388,350	(5,013)
	Net Unrealized Appreciation from Open Long Futures Contracts		$ 588,153

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2014

SHORT FUTURES CONTRACTS
Short Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
15	Australian Dollar Future Mar 2015 +	$ 16,770	$ 16,770
26	British Pound Future Mar 2015 +	25	(25)
27	Canadian Dollar Future Mar 2015 +	25,380	25,380
2	Corn Future Mar 2015 +	39,700	50
7	Cotton Mar 2015 +	210,945	2,970
5	Crude Oil Future Feb 2015 +	266,350	49,370
24	Euro Fx Future Mar 2015 +	55,494	55,494
12	Frozen Concentrated OJ Mar 2015 +	251,640	4,838
18	Gas Oil Future Feb 2015 +	938,250	70,675
10	Gasoline RBOB Feb 2015 +	618,282	69,917
22	Japanese Yen Future Mar 2015 +	21,363	(21,363)
6	Lumber Future Mar 2015 +	216,612	4,884
43	Mexican Peso Future Mar 2015 +	30,725	30,725
16	New Zealand Dollar Future Mar 2015 +	15,775	(15,775)
11	Platinum Future Apr 2015 +	665,225	(3,805)
29	Rough Rice Futures Mar 2015 +	681,500	48,100
14	Soybean Oil Future Mar 2015 +	269,976	396
29	Swiss Franc Future Mar 2015 +	55,588	55,588
39	World Sugar #11 Mar 2015 +	634,234	33,970
		Net Unrealized Appreciation from Open Short Futures Contracts	$ 428,159

		Total Net Unrealized Appreciation from Open Futures Contracts	$ 1,016,312

+ This investment is a holding of GPMAS Fund Limited.
* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the Fair Value Procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds' investments measured at fair value:

Grant Park Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 29,029,996	$ -	$ 29,029,996
Short Term Investments
U.S. Government and Agency Obligations	-	19,610,166	-	19,610,166
Money Market Fund	14,390,031	-	-	14,390,031
Swap Contract	-	6,542,343	-	6,542,343
Total	$ 14,390,031	$ 55,182,505	$ -	$ 69,572,536

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 20,370,102	$ -	$ 20,370,102
Exchange Traded Funds	12,418,726	-	-	12,418,726
Short Term Investment	6,850,129	-	-	6,850,129
Long Futures Contracts	588,153	-	-	588,153
Short Futures Contracts	428,159	-	-	428,159
Total	$ 20,285,167	$ 20,370,102	$ -	$ 40,655,269
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary. The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMFS commenced operations on March 11, 2011. GPMAS commenced operations on December 31, 2013.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

A summary of the Grant Park Managed Futures Strategy Fund’s investments in the GPMFS is as follows:
GPMFS Fund Limited (GPMFS)
December 31, 2014
Fair Value of GPMFS	$ 14,344,415
Other Assets	$ -
Total Net Assets	$ 14,344,415

Percentage of the Fund's Total Net Assets	25.0%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:
GPMAS Fund Limited (GPMAS)
December 31, 2014
Fair Value of GPMAS	$ 2,868,387
Other Assets	$ -
Total Net Assets	$ 2,868,387

Percentage of the Fund's Total Net Assets	6.8%

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies. Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMFS’s and GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – GPMFS is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

The notional value of the swap disclosed in the Consolidated Portfolio of Investments at December 31, 2014 is a reflection of the volume of derivative activity of GPMFS.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/26/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 2/26/15